Sales of goods (Tables) - Sociedad Minera Cerro Verde S.A.A. [Member]	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about revenue by geographic region [Text Block]
(b)	The following table shows net sales by geographic region based on the final destination port:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Asia	2,404,530	2,416,826	1,865,346
North America	295,448	287,174	213,002
Europe	209,894	314,092	161,844
South America (primarily Peru)	136,400	193,174	150,648
Central America	15,658	-	-
	3,061,930	3,211,266	2,390,840
Less: Royalty contributions (see Note 2(k))	(7,904)	(8,335)	(6,686)

Total net sales	3,054,026	3,202,931	2,384,154

Disclosure of detailed information about revenue by type of products [Text Block]

(a)	This item is made up as follows:

	For the year ended December 31, 2018		For the year ended December 31, 2017		For the year ended December 31, 2016
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	962,113	2,458,088	979,243	2,702,508	995,386	1,967,052
Copper cathode	86,346	251,908	84,679	241,725	109,128	247,431
Other (primarily silver and molybdenum concentrate)		351,934		267,033		176,357
Subtotal Sales		3,061,930		3,211,266		2,390,840
Less: Royalty contributions (see Note 2(k))		(7,904)		(8,335)		(6,686)

Total net sales		3,054,026		3,202,931		2,384,154